Property, Plant and Equipment (“PP&E”) (Details) - Schedule of Property, Plant and Equipment - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cost
Cost, beginning balance		$ 1,058,914	$ 1,017,116
Acquisitions				1,010,389
Expenditures on PP&E		33,428		4,594
Change in decommissioning liabilities			1,237	2,133
Cost, ending balance		1,105,131	1,058,914	1,017,116
Additions			39,592
Right-of-use asset additions		12,789	969
Accumulated Depletion, Depreciation and Amortization
Accumulated DD&A, Beginning balance		95,864	27,996
Depletion and depreciation	[1]	67,893	67,868	27,996
Accumulated DD&A, ending balance		163,757	95,864	27,996
Net book Value
Net book Value, beginning balance		963,050
Net book Value, ending balance		941,374	963,050
Developed and Producing [Member]
Cost
Cost, beginning balance		1,057,316	1,016,654
Acquisitions				1,010,014
Expenditures on PP&E		33,439		4,507
Change in decommissioning liabilities			1,237	2,133
Cost, ending balance		1,090,755	1,057,316	1,016,654
Additions			39,425
Right-of-use asset additions
Accumulated Depletion, Depreciation and Amortization
Accumulated DD&A, Beginning balance		95,572	27,949
Depletion and depreciation	[1]	67,580	67,623	27,949
Accumulated DD&A, ending balance		163,152	95,572	27,949
Net book Value
Net book Value, beginning balance		961,744
Net book Value, ending balance		927,603	961,744
Right-of-use [Member]
Cost
Cost, beginning balance		969
Acquisitions
Expenditures on PP&E
Change in decommissioning liabilities
Cost, ending balance		13,758	969
Additions
Right-of-use asset additions		12,789	969
Accumulated Depletion, Depreciation and Amortization
Accumulated DD&A, Beginning balance		60
Depletion and depreciation	[1]	183	60
Accumulated DD&A, ending balance		243	60
Net book Value
Net book Value, beginning balance		909
Net book Value, ending balance		13,515	909
Corporate Assets [Member]
Cost
Cost, beginning balance		629	462
Acquisitions				375
Expenditures on PP&E		(11)		87
Change in decommissioning liabilities
Cost, ending balance		618	629	462
Additions			167
Right-of-use asset additions
Accumulated Depletion, Depreciation and Amortization
Accumulated DD&A, Beginning balance		232	47
Depletion and depreciation	[1]	130	185	47
Accumulated DD&A, ending balance		362	232	$ 47
Net book Value
Net book Value, beginning balance		397
Net book Value, ending balance		$ 256	$ 397

[1]	As at December 31, 2023 $161 of DD&A was capitalized to inventory (December 31, 2022- $766 and 2021 - 925).